As filed with the Securities and Exchange Commission on November 29, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21278

                       RYDEX CAPITAL PARTNERS SPHINX FUND
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (301) 296-5100

                            Joanna Haigney, Secretary
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (301) 296-5100

                                    Copy to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue N.W.
                             Washington, D.C. 20004

                     Date of fiscal year end: March 31, 2005

                  Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.


--------------------------------------------------------------------------------
 RYDEX Capital Partners SPhinX Fund
--------------------------------------------------------------------------------
       SEMI-ANNUAL REPORT
             SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                     [LOGO OF RYDEXInvestments]
                                                   Essential for modern markets
RCPSFSA - 3 - 11/04

         This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

         Distributed by Rydex Distributors, Inc.

                                                           SEMI-ANNUAL REPORT  1

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT ............................................        2

SCHEDULE OF INVESTMENTS ..............................................        4

STATEMENT OF ASSETS AND LIABILITIES ..................................        7

STATEMENT OF OPERATIONS ..............................................        8

STATEMENTS OF CHANGES IN NET ASSETS ..................................        9

STATEMENT OF CASH FLOWS ..............................................       10

FINANCIAL HIGHLIGHTS .................................................       11

NOTES TO FINANCIAL STATEMENTS ........................................       12

2

--------------------------------------------------------------------------------
DEAR SHAREHOLDER:

The U.S. economy reached a more mature phase of the business cycle during the six-month period ending September 30, 2004. This phenomenon was witnessed in lower realized and forecasted gross domestic product ("GDP") growth rates, reduced forecasts for future corporate earnings growth and a cumulative reported one million jobs created during the period. The Federal Reserve ("Fed"), cognizant of these changes, still raised the Fed Funds rate three times between June 30 and September 21. Inflation, as measured both by the Consumer Price Index (+1.7%) and Producer Price Index (+1.9%) rose during this time period.

Equity markets moved in a tight trading range over the period. Most broad-based equity indices ended the period with slightly negative returns. The S&P 500(R) Index was down slightly, returning -0.19% over the period. Large-cap stocks tended to outperform small-cap stocks and the S&P 500 outperformed the S&P MidCap 400(TM) and Russell 2000(R) indices, which returned -1.15% and -2.40%, respectively. Political and economic uncertainty led investors to return to the relative safety of large-cap stocks. The S&P 500 also outperformed the Nasdaq 100 Index(R), which posted a return of -1.65%.

There was good news, though. Between the end of March and September, the unemployment rate experienced a slight decline, moving from 5.6% to 5.4%. The improvement was driven in part by a 2.8% rebound in manufacturing payrolls.

The performance of Rydex Capital Partners SPhinX Fund (the "Fund") is designed to reflect the underlying performance of the S&P Hedge Fund Index (the "Index"). To accomplish this, investor capital is allocated in the same managers and proportion as the Index. The primary difference between the Index performance and Fund performance is the operational costs associated with managing the Fund. Following a discussion of the Fund's past two quarters performance will be commentary on the Fund's operations.

The performance of the Fund, during the second and third quarters was disappointing, at -2.02% and -0.45%, respectively. Particularly in the second quarter, several "macro" factors simultaneously occurred, which severely impacted multiple investment strategies. For example, the directionless trading range within the equity market has made market neutral and equity long/short investing difficult because it has reduced the number of identifiable trading opportunities. Low levels of volatility (reflected in the relatively high demand for puts) also constrained the opportunity set for profitable long/short trades. Meanwhile, limited merger and acquisition activity and a noticeable decline in convertible debt issuance crippled merger arbitrage and convertible arbitrage strategies. Finally, futures trading has been extremely challenging, with managed futures and global macro trading experiencing some of their worst performances in years. In addition to these factors, the combined uncertainty of the election outcome and fear of terrorism, have also suppressed directional trends and general market activity.

The third quarter started where the second left off. Directional strategies, particularly equity long/short and managed futures, dragged the Index down 0.66% for the month of July.

                                                           SEMI-ANNUAL REPORT  3

In fact, equity long/short experienced its worst month (-2.91%) in exactly two years (July '02 equity long/short declined -5.40%). In August, most of the strategies stabilized and preserved capital, with five of the nine strategies gaining between 25 and 50 basis points and no single strategy gaining more than 78 basis points (convertible arbitrage) or losing more than 71 basis points (managed futures). Finally, September brought enough returns in the Index for the Fund to post its first monthly gain (39 basis points) since February. Long/short equity, fixed-income arbitrage, and managed futures fueled the performance with each strategy gaining in excess of 1.0% (long/short gained 1.55% for the month). Although portfolio's were hedged, these strategies widely participated in the directional strength of the market (even the special situations strategy gained .57% for the month). The only strategy suffering meaningful decline was global macro (down 1.35%), which was largely due to several traders being on the wrong side of interest rate moves.

Turning to the Fund's operations, the primary difference between the performance of the Fund and the Index is the Fund's expenses, which the board has approved to cap at 1.95% annually. In addition to this, the Fund may experience some difference in performance from the HFI because it takes a day to invest new capital to the underlying hedge fund managers. As the Fund increases in size (currently $224 million under management), however, this source of tracking error has diminished. Over the past six months, the Fund has benefited from this operational feature because the Index has experienced declines in value. While the Fund's tracking error has considerably improved over the past six months, we are committed to investigating every opportunity to improve the operations of the Fund in order to minimize any sources of tracking error.

We appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,

/s/ Michael P. Byrum

Michael P. Byrum, CFA
President, Rydex Capital Partners

4

RYDEX CAPITAL PARTNERS SPHINX FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2004
--------------------------------------------------------------------------------

                                                                                                              FAIR
                                                                                                              VALUE
                                                                                SHARES        COST          (NOTE 1)
---------------------------------------------------------------------------------------------------------------------
PORTFOLIO FUNDS 99.9%

  SPHINX CONVERTIBLE ARBITRAGE--11.2%
  Clinton Portfolio .......................................................      4,615    $ 5,000,175     $ 5,063,970
  Deephaven Convertible Trading Portfolio .................................      4,595      4,972,361       4,997,343
  Forest Global Convertible Series A Class 5 Portfolio ....................      4,362      4,949,983       4,977,758
  SSI Hedged Convertible Market-Neutral Portfolio .........................      4,104      5,061,527       5,145,993
  TQA Vantage Portfolio ...................................................      4,252      5,024,807       5,020,664
                                                                                          -----------     -----------
                                                                                           25,008,853      25,205,728
                                                                                          -----------     -----------

  SPHINX DISTRESSED--11.5%
  Contrarian Capital Senior Secured Offshore Portfolio ....................      4,755      6,320,273       6,589,610
  MW Post Opportunity Portfolio ...........................................      3,855      6,250,326       6,443,153
  RCG Carpathia Portfolio .................................................      5,306      6,272,047       6,325,214
  Varde Portfolio .........................................................      4,650      6,253,843       6,439,796
                                                                                          -----------     -----------
                                                                                           25,096,489      25,797,773
                                                                                          -----------     -----------

  SPHINX EQUITY MARKET NEUTRAL--10.9%
  First Quadrant Portfolio ................................................      5,200      4,959,194       4,957,575
  GLC Portfolio ...........................................................      5,017      4,903,245       4,750,529
  Salus Capital Portfolio .................................................      5,026      4,981,577       4,988,079
  Thales International Portfolio ..........................................      4,997      4,963,533       5,120,700
  Zeus Equity Arbitrage Portfolio .........................................      4,955      4,887,270       4,743,304
                                                                                          -----------     -----------
                                                                                           24,694,819      24,560,187
                                                                                          -----------     -----------

  SPHINX FIXED INCOME ARBITRAGE--11.6%
  Concordia Portfolio .....................................................      5,549      4,995,726       5,040,084
  DCM Portfolio ...........................................................      4,786      5,009,832       5,170,147
  Ellington Mortgage Portfolio ............................................      4,462      5,076,255       5,324,763
  MKP Offshore Portfolio ..................................................      4,507      5,033,806       5,174,829
  West Side Advisors Portfolio ............................................      5,187      5,163,521       5,284,289
                                                                                          -----------     -----------
                                                                                           25,279,140      25,994,112
                                                                                          -----------     -----------

  SPHINX LONG/SHORT EQUITY--11.1%
  Chilton Investment Partners Portfolio ...................................      5,362      5,011,176       5,091,351
  Cumberland Portfolio ....................................................      3,459      4,855,311       4,838,901
  L.G.O. Portfolio ........................................................      4,069      4,685,110       4,554,324
  Omega Overseas Partners Class A Portfolio ...............................      3,609      4,914,896       5,020,010
  Sparx Long-Short Portfolio ..............................................      4,147      5,202,278       5,380,054
                                                                                          -----------     -----------
                                                                                           24,668,771      24,884,640
                                                                                          -----------     -----------

The accompanying notes are an integral part of the financial statements.

                                                           SEMI-ANNUAL REPORT  5

RYDEX CAPITAL PARTNERS SPHINX FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                                                                                                               FAIR
                                                                                                               VALUE
                                                                                 SHARES       COST           (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
  SPHINX MACRO--10.7%
  Big Sky Global Vision Portfolio .........................................       5,249   $  6,070,038    $  5,888,935
  Epoch Overseas Portfolio ................................................       6,458      6,027,654       5,948,844
  Millenium Global Currency Portfolio .....................................       5,984      5,995,905       5,846,128
  Vega Global Portfolio ...................................................       5,407      6,333,543       6,262,563
                                                                                          ------------    ------------
                                                                                            24,427,140      23,946,470
                                                                                          ------------    ------------

  SPHINX MANAGED FUTURES--10.6%
  SPhinX Managed Futures Fund Ltd .........................................      20,904     24,458,822      23,701,464
                                                                                          ------------    ------------

  SPHINX MERGER ARBITRAGE--11.1%
  Aetos Portfolio .........................................................       8,210      8,311,316       8,377,433
  Kellner DiLeo Portfolio .................................................       7,951      8,294,238       8,220,457
  The Merger Fund .........................................................       7,802      8,331,901       8,265,216
                                                                                          ------------    ------------
                                                                                            24,937,455      24,863,106
                                                                                          ------------    ------------

  SPHINX SPECIAL SITUATIONS--11.2%
  Canyon Portfolio ........................................................       3,613      5,008,450       5,137,071
  Halcyon Event-Driven Portfolio ..........................................       4,392      4,995,092       5,045,407
  Mariner Portfolio .......................................................       4,041      4,976,078       4,999,278
  Metropolitan Capial Advisors International Portfolio ....................       4,317      4,989,731       5,024,756
  Para International Portfolio ............................................       4,024      4,926,077       5,023,295
                                                                                          ------------    ------------
                                                                                            24,895,428      25,229,807
                                                                                          ------------    ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS--99.9% ...............................               $223,466,917    $224,183,287
                                                                                          ------------    ------------

TOTAL INVESTMENTS--99.9% ..................................................               $223,466,917*   $224,183,287
                                                                                          ============    ============

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

   Gross Unrealized Appreciation:                                                          $ 2,544,502
   Gross Unrealized Depreciation:                                                           (1,828,132)
                                                                                           -----------
   Net Unrealized Appreciation (Depreciation):                                             $   716,370
                                                                                           ===========

The accompanying notes are an integral part of the financial statements.

6

RYDEX CAPITAL PARTNERS SPHINX FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2004
--------------------------------------------------------------------------------

                               PORTFOLIO HOLDINGS
                             % OF TOTAL INVESTMENTS

                        [PIE CHART OF PORTFOLIO HOLDINGS]

SPhinX Fixed Income Arbitrage                                    11.6%
SPhinX Distressed                                                11.5%
SPhinX Special Situations                                        11.2%
SPhinX Convertible Arbitrage                                     11.2%
SPhinX Merger Arbitrage                                          11.1%
SPhinX Long/Short Equity                                         11.1%
SPhinX Equity Market Neutral                                     11.0%
SPhinX Macro                                                     10.7%
SPhinX Managed Futures                                           10.6%

                                   [END CHART]

The accompanying notes are an integral part of the financial statements.

                                                           SEMI-ANNUAL REPORT  7

RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENT OF
ASSETS AND LIABILITIES (Unaudited)                            September 30, 2004
--------------------------------------------------------------------------------

ASSETS
  Investments at fair value (Cost $223,466,917) (Note 1) ......................................      $224,183,287
  Cash ........................................................................................           608,849
  Receivable for interest and dividends .......................................................               214
                                                                                                     ------------
  TOTAL ASSETS ................................................................................       224,792,350
                                                                                                     ------------
LIABILITIES
  Accrued liabilities:
    Investment advisory fees (Note 2) .........................................................           292,457
    Trustees' fees and expenses ...............................................................             3,875
    Other accrued expenses ....................................................................            24,842
                                                                                                     ------------
  TOTAL LIABILITIES ...........................................................................           321,174
                                                                                                     ------------
NET ASSETS ....................................................................................      $224,471,176
                                                                                                     ============
COMPONENTS OF NET ASSETS
  Paid-in capital .............................................................................      $226,014,991
  Distributable earnings:
    Distributions in excess of net investment income ..........................................        (2,044,659)
    Distributions in excess of net realized gains on investments in Portfolio Funds ...........          (215,526)
    Net unrealized appreciation of investments in Portfolio Funds .............................           716,370
                                                                                                     ------------
    Total distributable earnings ..............................................................        (1,543,815)
                                                                                                     ------------
NET ASSETS ....................................................................................      $224,471,176
                                                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
  Based on net assets of $224,471,176 and 2,208,692 shares outstanding
    (unlimited shares authorized) .............................................................      $     101.63
                                                                                                     ============

The accompanying notes are an integral part of the financial statements.

8

RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENT OF
OPERATIONS (Unaudited)                       Six Months Ended September 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income .............................................................................       $       711
                                                                                                      -----------
Total Investment Income........................................................................               711
                                                                                                      -----------
EXPENSES
  Investment advisory fees (Note 2)............................................................         1,443,324
  Administration fees (Note 2) ................................................................           164,942
  Transfer agency fees ........................................................................            81,647
  Custody fees ................................................................................               549
  Registration fees ...........................................................................            17,470
  Professional fees ...........................................................................            55,876
  Trustees' fees and expenses .................................................................            12,193
  Offering costs (Note 1) .....................................................................            65,500
  Miscellaneous ...............................................................................            23,485
                                                                                                      -----------
Total Expenses ................................................................................         1,864,986
                                                                                                      -----------
  Fees waived .................................................................................          (256,807)
                                                                                                      -----------
Net Expenses ..................................................................................         1,608,179
                                                                                                      -----------
Net Investment Income (Loss) ..................................................................        (1,607,468)
                                                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO FUNDS
  Net change in unrealized appreciation (depreciation) of investments
    in Portfolio Funds ........................................................................        (1,642,314)
                                                                                                      -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................       $(3,249,782)
                                                                                                      ===========

The accompanying notes are an integral part of the financial statements.

                                                           SEMI-ANNUAL REPORT  9

RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENTS OF CHANGES
IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED             PERIOD ENDED
                                                                      SEPTEMBER 30, 2004          MARCH 31, 2004*
                                                                      ------------------          ---------------
OPERATIONS
  Net investment income (loss) ...............................              $ (1,607,468)            $   (552,268)
  Net change in unrealized appreciation
    (depreciation) of Portfolio Funds .......................                 (1,642,314)               2,358,684
                                                                            ------------             ------------
  Increase (Decrease) in Net Assets Resulting
    from Operations .........................................                 (3,249,782)               1,806,416
                                                                            ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income ......................................                        --                  (18,656)
  Net realized capital gain from investments..................                        --                 (215,526)
                                                                            ------------             ------------
  Total Distributions to Shareholders ........................                        --                 (234,182)
                                                                            ------------             ------------
INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 5) .......................................              107,769,061              118,379,663
                                                                            ------------             ------------
Increase (Decrease) in Net Assets .............................              104,519,279              119,951,897
NET ASSETS--Beginning of Period ...............................              119,951,897                       --
                                                                            ------------             ------------
NET ASSETS--End of Period (a) .................................             $224,471,176             $119,951,897
                                                                            ============             ============
(a) Distributions in excess of net investment income ..........             $ (2,044,659)            $   (437,191)
                                                                            ============             ============

* The Fund commenced operations on June 30, 2003.

The accompanying notes are an integral part of the financial statements.

10

RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENT OF
CASH FLOWS (Unaudited)                       Six Months Ended September 30, 2004
--------------------------------------------------------------------------------

Increase (decrease) in cash--
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net decrease in net assets from operations ..................................................     $  (3,249,782)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activites:
  Purchase of Portfolio Funds .................................................................      (109,030,728)
  Sale of Portfolio Funds .....................................................................         2,957,980
  Purchase of Short-Term Investments ..........................................................        (1,439,351)
  Sale of Short-Term Investments ..............................................................         1,839,370
  Increase in accrued interest and dividends ..................................................              (153)
  Decrease in receivable from custodian .......................................................           355,162
  Deferred offering costs .....................................................................            65,500
  Decrease in payable to investment adviser ...................................................           (65,500)
  Decrease in payable to custodian ............................................................          (355,162)
  Increase in investment advisory fees ........................................................           186,405
  Increase in Trustees' fees and expenses .....................................................             1,632
  Decrease in other accrued expenses ..........................................................           (67,899)
  Unrealized depreciation on Portfolio Funds ..................................................         1,642,314
                                                                                                    -------------
Net cash used in operating activities .........................................................      (107,160,212)
                                                                                                    -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Shares sold ...................................................................       108,540,732
  Payment on Shares redeemed ..................................................................          (771,671)
                                                                                                    -------------
Net cash provided by financing activities .....................................................       107,769,061
                                                                                                    -------------
Increase (decrease) in cash ...................................................................           608,849
CASH AND CASH EQUIVALENTS

Beginning of period ...........................................................................                --
                                                                                                    -------------
End of period .................................................................................     $     608,849
                                                                                                    =============

The accompanying notes are an integral part of the financial statements.

                                                          SEMI-ANNUAL REPORT  11

RYDEX CAPITAL PARTNERS SPHINX FUND
FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------------------------------------------------------

                                                                     SIX MONTHS ENDED             PERIOD ENDED
                                                                   SEPTEMBER 30, 2004           MARCH 31, 2004(1)
                                                                   ------------------           --------------
PER SHARE OPERATING PERFORMANCE
  (FOR A SHARE OUTSTANDING THROUGHOUT
  THE PERIOD):
NET ASSET VALUE--BEGINNING OF PERIOD ..........................             $  104.20                $  100.00
                                                                            ---------                ---------
INVESTMENT OPERATIONS

  Net investment income (loss) ................................                 (0.99)(2)                (1.50)(2)
  Net realized and unrealized gain (loss) on
    investments in Portfolio Funds ............................                 (1.58)(2)                6.312
                                                                            ---------                ---------
Total from Investment Operations ..............................                 (2.57)                    4.81
                                                                            ---------                ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income .......................................                    --                    (0.05)
  Net realized gain on investments ............................                    --                    (0.56)
                                                                            ---------                ---------
Total Distributions to Shareholders ...........................                    --                    (0.61)
                                                                            ---------                ---------
NET ASSET VALUE--END OF PERIOD ................................             $  101.63                $  104.20
                                                                            =========                =========
TOTAL INVESTMENT RETURN .......................................                 (2.47%)(4)                4.83%(4)

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses(3) .............................................                  2.26%(5)                 3.36%(5)
Net Expenses(3) ...............................................                  1.95%(5)                 1.95%(5)
Net Investment Income .........................................                 (1.95%)(5)               (1.95%)(5)

SUPPLEMENTARY DATA:
Portfolio Turnover Rate6 .....................................                   1.85%                    0.00%
Net Assets, End of Period (000's omitted) .....................             $ 224,471                $ 119,952

(1) The Fund commenced operations on June 30, 2003.

(2) Calculated using the Average Shares Method.

(3) Expenses of underlying Portfolio Funds are excluded from the Fund's expense ratio.

(4) Total return for periods for less than one year are not annualized.

(5) Annualized. The Adviser has contractually agreed with the Board of Trustees of the Fund to pay or absorb all fees in excess of 1.95%. This contract cannot be modified or eliminated without approval of the Board of Trustees of the Fund.

(6) Represents the lesser of purchases or sales of investments in Portfolio Funds divided by the average value of investments in Portfolio Funds.

The accompanying notes are an integral part of the financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Rydex Capital Partners SPhinX Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, closed-end management investment company. The Fund's investment objective is to seek investment returns that substantially correlate with the performance of the Standard & Poor's(R) Hedge Fund Index (the "Index") (before Fund expenses). The Fund pursues its investment objective by investing its assets primarily in private investment funds and other investment vehicles ("Portfolio Funds") that are managed by the hedge fund managers selected by Standard & Poor's for inclusion in the Index ("Portfolio Managers") or by investing in financial instruments that provide investment returns that are linked to the performance of the Index (or to one or more components of the Index). The Fund commenced operations on June 30, 2003.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Fund.

A. The Fund calculates a net asset value per share ("NAV") monthly as of the close of regular trading (currently 4:00 p.m. Eastern Time) on each of the last two business days of the month. The Fund may determine to calculate its NAV more frequently than monthly.

B. Securities owned by the Fund and for which market quotations are available will be valued at current market prices. If reliable market prices are unavailable, securities will be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees (the "Board"). The Board has approved procedures pursuant to which the Fund will value its investments in Portfolio Funds at fair value. In accordance with these procedures, fair value of Portfolio Funds ordinarily will be provided by representatives of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported to the Fund. Accordingly, there is inherent uncertainty as to whether the values are necessarily indicative of amounts that the Fund could realize in a current market transaction. Such differences could be material to the Fund. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported to the Fund, as well as any other relevant information available at the time the Fund values its assets. All of the Fund's investments in Portfolio Funds at September 30, 2004 were fair valued based on values received from representatives of the Portfolio Funds.

                                                          SEMI-ANNUAL REPORT  13

--------------------------------------------------------------------------------

The objective of the underlying Portfolio Funds, as stated in their offering memoranda, are as follows:

1. Event Driven Portfolio Funds:

   o Merger Arbitrage

     To achieve returns consistent with the performance of the merger arbitrage strategy composite of the Index, Merger Arbitrage managers seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a merger. These managers tend to utilize fundamental analysis to identify mergers with a higher probability of closing. These managers generally engage in short selling to lock in the price differential of stock for stock mergers. They may also use options hedging and other arbitrage techniques to mitigate risk and capture profits. Positions may be in securities of companies not currently engaged in announced transactions, but which are believed to be undervalued and likely candidates for future reorganization. These managers may invest in the U.S. and international markets.

   o Distressed

     To achieve returns consistent with the performance of the distressed strategy composite of the Index, Distressed Security managers generally invest in securities of financially troubled companies (companies involved in bankruptcies, exchange offers, workouts, financial reorganizations, and other special credit event related situations). These managers may seek to identify distressed securities in general or focus on one particular segment of the market (i.e., senior secured debt). Investments may be passively acquired in the secondary market, acquired through participation in merger activity, or acquired with the view toward actively participating in a re-capitalization or restructuring plan. Managers may take an active role and seek representation in management, on the board of directors, and on the credit committee. These managers may deal in marketable and nonmarketable securities, warrants, options, and hybrid instruments. Many of these securities may be restricted and not readily tradable. Since many of these securities are illiquid, price discovery may be severely limited. Due to this limitation, the managers' ability to monitor performance is significantly reduced. These managers invest in the U.S. and internationally and may use leverage.

   o Special Situations

     To achieve returns consistent with the performance of the special situations composite of the Index, Special Situations managers seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a corporate restructuring, reorganization or significant alteration in a company's strategy or product mix. These include, but are

14

--------------------------------------------------------------------------------

     not limited to spin-offs, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, rights offers, re-capitalizations, liquidations, and similar transactions. They may also use options hedging and other arbitrage techniques to mitigate risk and capture profits. Positions may be in securities of companies not currently engaged in announced transactions, but which are believed to be undervalued and likely candidates for future reorganization. These managers may invest in the U.S. and international markets and utilize leverage.

2. Directional/Tactical Portfolio Funds:

   o Macro Fund

     To achieve returns consistent with the performance of the macro strategy composite of the Index, Global Macro managers take long and short positions in the world's major capital and derivative markets. The positions taken by these managers reflect their views in the overall market direction, as influenced by major economic trends and events. Global macro portfolios may use investment strategies investing on both the long and short side of the market and often involve a high degree of leverage.

   o Long/Short Equity:

     To achieve returns consistent with the performance of the long/short equity strategy composite of the Index, Equity Hedge managers employ stock-specific investment strategies that have net exposure to the equity market. Net exposure is defined as the excess of the long market exposure over short market exposure. Strategies typically used by an equity hedge manager include long/short equity and short equity. Long/short equity focuses on fundamental stock selection, both long and short, generally with a long market bias. This strategy is designed to deliver equity-like returns that are derived from the manager's fundamental stock selection and the portfolio's exposure to the market, and such returns can be magnified through the use of leverage.

   o Managed Futures

     To achieve returns consistent with the performance of the managed futures strategy composite of the Index, Managed Futures traders trade in listed financial and commodity markets around the world using futures contracts, forward contracts, options on futures contracts, swaps and other derivative products, and physical commodities.

3. Arbitrage Portfolio Funds:

   o Equity Market Neutral

     To achieve returns consistent with the performance of the equity market neutral strategy composite of the Index, Equity Market Neutral managers attempt to

                                                          SEMI-ANNUAL REPORT  15

--------------------------------------------------------------------------------

     construct portfolios that will generate attractive returns through the development and implementation of sophisticated quantitative and qualitative trading models. Most of these models dictate the purchase of stocks that are expected to perform relatively better than the broader market while, at the same time, selling short those stocks that are expected to perform relatively worse. Equity market neutral managers operate from the premise that they can forecast the relative performance of specific stocks better than that of the market as a whole, thereby decreasing systematic risk in favor of stock specific risk. Such managers also attempt to further control risk by keeping market exposure to a minimum, exhibiting only a slight directional bias. Generally, managers seek to invest in or sell short larger, more liquid stocks. A "market neutral" manager's returns are generated by his or her ability to pick stocks within and across a broad range of sectors, irrespective of the movements of the broader market. Very often a manager's portfolio will comprise long positions in the strongest companies of a given sector and short positions in those showing signs of weakness.

   o Convertible Arbitrage

     To achieve returns consistent with the performance of the convertible arbitrage composite of the Index, Convertible Arbitrage managers may purchase a bond that is convertible (either currently convertible or convertible at some future date) into the underlying company's equity. They will hedge the equity exposure of the position by selling short the equity or other related security in a ratio they believe is appropriate for the current convertible bond valuation. In addition, they may hedge the debt exposure of the position by combination of fundamental, empirical and quantitative valuation techniques to identify attractive convertible bonds. These managers typically utilize leverage. Portfolios are constructed to achieve stable, absolute returns with low correlation to equity or debt market movements.

   o Fixed Income Arbitrage

     To achieve returns consistent with the performance of the fixed income strategy composite of the Index, Fixed Income Arbitrage managers may invest or trade in a variety of fixed income securities across several markets. Such managers may look to capture changes in the shape of a country's yield curve (i.e., the spread or difference in yield between different maturities of an issuer, e.g., two year U.S. Treasury Notes versus ten year U.S. Treasury Notes). Trading strategies also may be structured to capture expected changes in credit spreads, such as the difference between the yield on a specific company's debt and the yield on U.S. Treasury securities (e.g., sell a company's bond and buy a Treasury security), or credit spreads within a specific company's capital structure (e.g., buy a company's senior debt and sell short its subordinated debt or equity). Fixed Income Arbitrage managers may also focus on mortgage and mortgage related securities. Fixed Income Arbitrage managers tend to

16

--------------------------------------------------------------------------------

     utilize significant amounts of leverage, take both long and short positions and employ options, futures and other derivative strategies.

C. The Fund treats all currency and demand deposits with banks or other financial institutions as cash equivalents.

D. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

E. Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions received from Portfolio Funds, whether in the form of cash or securities, are applied as a reduction of the Portfolio Fund's cost.

F. The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account, legal fees, accounting and auditing fees, custodial fees, transfer agent fees, costs of insurance, registration expenses, certain offering and organization costs, expenses of meetings with Trustees, all costs with respect to communications with shareholders and other types of expenses approved by the Trustees.

G. Organization expenses of $36,500 relating to the organization of the Fund were expensed by the Fund as incurred. Deferred offering costs of $262,000 consist of certain legal fees, registration fees and fees related to the mailing and printing of the initial registration statement. Such costs have been amortized over a 12 month period beginning with the commencement of operations of the Fund.

H. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Fund pays Rydex Capital Partners I, LLC ("Rydex"), an affiliated entity, a management fee computed and paid monthly in arrears at an annual rate of 1.75% of the Fund's net assets, determined as of the

                                                          SEMI-ANNUAL REPORT  17

--------------------------------------------------------------------------------

beginning of each month. Certain officers and trustees of the Fund are also officers and directors of Rydex.

Under the terms of an administration agreement, the Fund pays Rydex an administration fee computed and paid monthly in arrears at an annual rate of 0.20% of the Fund's monthly net assets.

Under the terms of a distribution agreement, Rydex Distributors, Inc. (the "Distributor") acts as the distributor of shares of the Fund on a best efforts basis, subject to various conditions. The Distributor receives no compensation from the Fund for this service.

Rydex has contractually agreed to waive its fees or to pay or absorb the ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expense, brokerage commissions, indirect fees associated with the Fund's investment in Portfolio Funds and extraordinary expenses) to not more than 1.95% per annum of the average monthly net assets of the Fund (the "Expense Limitation"). The Expense Limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Fund. Repurchase fees, if any, received by the Fund in connection with repurchases of shares will be deemed to offset Fund expenses for purposes of the Expense Limitation. Thus, the Fund's ordinary operating expenses may exceed the Expense Limitation by an amount equal to the amount of repurchase fees the Fund receives. For the period ended September 30, 2004, Rydex waived investment advisory fees and administration fees of $91,865 and $164,942, respectively.

3. FEDERAL INCOME TAX INFORMATION

The Fund has a tax year end of December 31. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no provision for Federal income taxes is required. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various Portfolio Funds held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

4. SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from sales of interests in Portfolio Funds were $109,030,728 and $2,957,980, respectively, for the six months ended September 30, 2004.

18

--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

The Fund may issue an unlimited amount of shares of beneficial interest with a par value of $0.01. Capital share transactions for the six months ended September 30, 2004 and the period ended March 31, 2004 were as follows:

                                                              FOR THE SIX                     FOR THE
                                                             MONTHS ENDED                   PERIOD ENDED
                                                          SEPTEMBER 30, 2004               MARCH 31, 2004
                                                     --------------------------       --------------------------
                                                      SHARES             AMOUNT          SHARES           AMOUNT
                                                     -------       ------------       ---------     ------------
Sale of Shares ..............................      1,065,119       $108,540,732       1,148,883     $118,146,014
Reinvestment of Distributions ...............             --                 --           2,277          233,649
Redemption of Shares ........................         (7,587)          (777,671)             --               --

6. RISK FACTORS

GENERAL RISKS--Because of the limitation on rights of redemption and the fact that the Fund's Shares ("Shares") will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Fund may invest in Portfolio Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase Shares from time to time, there can be no assurance such offers will be made with any regularity.

DERIVATIVE INSTRUMENT RISK--In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, future contracts, option contracts and swap agreements. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Fund.

Derivative instruments involve varying degrees of off-balance sheet market risk. Changes in the level or volatility of interest rates, foreign currency exchange rates or the market values of the financial instruments or commodities underlying such derivative instruments frequently result in changes in a Portfolio Fund's net unrealized profit (loss) on such derivative instruments. A Portfolio Fund's exposure to market risk is influenced by a number of factors, including the relationships among the derivative instruments held by the Portfolio Fund as well as the volatility and liquidity in the markets in which such derivative instruments are traded.

                                                          SEMI-ANNUAL REPORT  19

--------------------------------------------------------------------------------

The risks associated with exchange-traded contracts are typically perceived to be less than those associated with the over-the-counter transaction (non-exchange traded), because exchanges typically (but not universally) provide clearinghouse arrangements in which the collective credit (in some cases limited in amount, in some cases not) of the members of the exchange is pledged to support the financial integrity of the exchange. In over-the-counter transactions, on the other hand, traders must rely solely on the credit of their respective individual counterparties. Margins, which may be subject to loss in the event of a default, are generally required in exchange trading, and counterparties may require margin in the over-the-counter markets.

CREDIT RISK--The Portfolio Funds have credit risk associated with counterparty nonper-formance.

7. REPURCHASES AND REDEMPTIONS OF SHARES OF THE FUND

No shareholder has the right to require the Fund to redeem its Shares, although the Fund may from time to time repurchase Shares pursuant to written tenders by shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offers to repurchase a specified dollar amount of the Fund's outstanding Shares. Rydex recommended to the Board and the Fund repurchased Shares for the first time on June 30, 2004. Rydex expects to recommend to the Board that the Fund offer to repurchase Shares four times each year, as of the last business day of March, June, September and December. A repurchase fee of 1.00% of the value of Shares repurchased by the Fund will apply if the date as of which the Shares are valued for purpose of repurchase is less than one year following the date of the investor's purchase of the Shares. The repurchase fee is payable to the Fund and deducted before the payment of the proceeds of the repurchase to the shareholder.

8. INDEMNIFICATIONS LIABILITY UNDER SERVICE CONTRACTS

In the normal course of business the Fund enters into service contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) 59RYDEX. This information is also available from the EDGAR

20

--------------------------------------------------------------------------------

database on the SEC's web site at http://www.sec.gov. For the twelve months ended June 30, 2004, the Fund did not vote any proxies.

10. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Effective June 30, 2004, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                                                          SEMI-ANNUAL REPORT  21

--------------------------------------------------------------------------------

This page intentionally left blank.

  [LOGO OF RYDEXInvestments]
                ESSENTIAL FOR MODERN MARKETS

9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
WWW.RYDEXFUNDS.COM

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        RYDEX CAPITAL PARTNERS SPHINX FUND
                  ----------------------------------

By       /s/ Michael P. Byrum
         -----------------------------------
         Michael P. Byrum, President

Date     November 29, 2004
         -----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Michael P. Byrum
         -----------------------------------
         Michael P. Byrum, President

Date     November 29, 2004
         -----------------------------------

By       /s/ Nick Bonos
         -----------------------------------
         Nick Bonos, Treasurer

Date     November 29, 2004
         -----------------------------------